Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Accounts receivable	27,502,332	27,669,404	3,936,576
Less: allowance for expected credit losses	(4,030,967)	(5,513,270)	(784,383)
Accounts receivable, net	23,471,365	22,156,134	3,152,193

The following table summarizes the changes in allowance for expected credit losses:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Beginning balance	4,588,786	4,030,967	560,760
Allowance for expected credit losses	2,492,478	2,306,700	322,936
write-off	(3,050,297)	(51,892)	(7,265)
Other changes - Deconsolidation	-	(772,505)	(108,150)
Exchange rate difference	-	-	16,102
Ending balance	4,030,967	5,513,270	784,383

Allowance for expected credit losses for the years ended December 31, 2024 and 2025 amounted to RMB 4,030,967 and RMB 5,513,270 (USD 784,383), respectively.